CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS (Tables)	3 Months Ended
Mar. 31, 2024
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Abstract]
Summary of Cash and Cash Equivalents, Time Deposits and Pledged Deposits

	March 31, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000

Cash and bank balances	1,156,674	1,312,773
Less: Pledged deposits	(359)	(357)
Time deposits	(258,744)	(34,703)

Cash and cash equivalents	897,571	1,277,713

Denominated in USD	866,800	1,254,969
Denominated in RMB	15,702	12,675
Denominated in EUR	15,069	10,069

Cash and cash equivalents	897,571	1,277,713